(Vanguard Managed Payout Growth and Distribution Fu Retail) (Vanguard Managed Payout Growth and Distribution Fu, Vanguard Managed Payout Growth and Distribution Fund - Investor Shares)	18 Months Ended
Jun. 30, 2011
Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.40%